Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 14 — LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue.

	Year ended December 31,
	2025	2024	2023
Net loss attributable to Company’s owners	$(75,018)	$(53,516)	$(60,776)

The weighted average of the number of ordinary shares (in thousands)	64,790	58,673	56,368
Basic and diluted loss per share	$(1.16)	$(0.91)	$(1.08)

For the calculation of loss per share, the Company used the net loss attributable to Company’s owners divided by the weighted average number of the Company’s ordinary shares for the years ended December 31, 2025, 2024 and 2023.

b.	Diluted

As of December 31, 2025, and 2024, the Company had 2,142,858 and 4,455,301 outstanding warrants, respectively, and 4,414,564 and 4,387,683 outstanding options and RSUs, respectively. These warrants and awards were not considered when calculating diluted loss per share since their effect is anti-dilutive. In addition, during 2023 contingently issuable ordinary shares that were issuable based on certain conditions were not included in the potential dilutive shares in calculating the diluted loss per share.